Segment Reporting - Schedule of Long-Lived Assets by Geographic Area (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Long-Lived Assets by Geographic Area [Line Items]
Total long-lived assets	$ 471	$ 609	$ 824
U.S. [Member]
Schedule of Long-Lived Assets by Geographic Area [Line Items]
Total long-lived assets	471	609	823
EMEA [Member]
Schedule of Long-Lived Assets by Geographic Area [Line Items]
Total long-lived assets			$ 1